Exceptional items (Tables)	12 Months Ended
Jun. 30, 2026
Exceptional Items [Abstract]
Schedule of exceptional items

	2026 $ million	2025 $ million	2024 $ million
Exceptional operating items
Impairment (charge)/income and other related charges (1)	(1,489)	(910)	224
Restructuring programmes (2)	(908)	(225)	(61)
Distribution model changes in various countries (3)	(75)	(145)	—
Discretionary increase in pension benefits in Ireland (4)	(38)	—	—
Various dispute and litigation matters (5)	(17)	(51)	(107)
USVI cover-over (6)	—	(38)	—
	(2,527)	(1,369)	56
Exceptional non-operating items
Sale of businesses and brands
Seychelles Breweries Limited (7)	62	(4)	—
Guinness Ghana Breweries PLC (8)	(49)	(114)	—
Sheridan's brand (9)	46	—	—
East African Breweries PLC and the Kenyan spirits business prospective sale (10)	(43)	—	—
Santa Vittoria (11)	(7)	(29)	—
Cîroc LLC (12)	(5)	(11)	—
Royal Challengers Sports Pvt Ltd prospective sale (13)	(3)	—	—
Guinness Nigeria PLC (14)	2	(125)	(6)
Joint operations (15)	(2)	(5)	—
Pampero brand (16)	(1)	53	—
Windsor business (17)	(1)	4	(58)
Cacique brand (18)	—	(20)	—
Safari brand (19)	—	15	—
Guinness Cameroun S.A. (20)	—	(8)	(10)
Step acquisitions (21)	—	24	—
Other (22)	7	—	4
	6	(220)	(70)
Exceptional finance income
Borrowing costs capitalised (23)	—	58	—

Exceptional items before taxation	(2,521)	(1,531)	(14)
Tax on exceptional items (note 7(c))	575	214	(24)

Total exceptional items	(1,946)	(1,317)	(38)
Attributable to:
Equity shareholders of the parent company	(1,940)	(1,294)	(142)
Non-controlling interests	(6)	(23)	104
Total exceptional items	(1,946)	(1,317)	(38)

Schedule of exceptional cash flows

	2026 $ million	2025 $ million	2024 $ million
Restructuring programme	(156)	(38)	(26)
Distribution termination fee	(107)	(48)	(55)
Distill Ventures exits	(69)	(12)	—
Thalidomide (note 15(d))	(20)	(19)	(17)
Litigation	(4)	(44)	(88)
Winding down Russian operations	—	—	(2)
Total cash payments	(356)	(161)	(188)